FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Detailed information about financial instruments	The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Interest rate derivatives	FVTOCI
Expenditure derivatives	FVTOCI
Equity derivatives	FVTPL [4]
[1]    Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.
[2]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
[3]    Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. Debt derivatives related to our senior notes and debentures are designated as hedges for accounting purposes and are measured at FVTOCI.
[4]    Subsequent changes are offset against stock-based compensation expense or recovery in operating costs.
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior and subordinated notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities	Cross-currency interest rate exchange agreements Forward cross-currency interest rate exchange agreements Forward foreign exchange agreements
Interest rate derivatives	Impact of fluctuations in market interest rates on forecast interest payments for expected long-term debt	Forward interest rate agreements Interest rate swap agreements Bond forwards
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price on stock-based compensation expense	Total return swap agreements
We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Financing receivables	Credit
Investments, measured at FVTOCI	Liquidity, market price, and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate
Lease liabilities	Liquidity and foreign exchange

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Interest rate derivatives	Credit, liquidity, and interest rate
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price
[1]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
Below is a summary of our net asset (liability) position for our various derivatives.

	As at December 31, 2021
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,859	1.1369	6,661	1,453
As liabilities	5,383	1.3025	7,011	(343)
Short-term debt derivatives not accounted for as hedges:
As assets	1,104	1.2578	1,389	11
Net mark-to-market debt derivative asset				1,121
Interest rate derivatives accounted for as cash flow hedges:
As assets (Cdn$)	—	—	3,250	40
As liabilities (Cdn$)	—	—	500	(6)
As liabilities (US$)	2,000	—	—	(277)
Net mark-to-market interest rate derivative liability				(243)
Expenditure derivatives accounted for as cash flow hedges:
As assets	438	1.2453	545	11
As liabilities	630	1.3151	829	(30)
Net mark-to-market expenditure derivative liability				(19)
Equity derivatives not accounted for as hedges:
As assets	—	—	265	36

Net mark-to-market asset				895

	As at December 31, 2020
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	4,550	1.0795	4,912	1,405
As liabilities	4,642	1.3358	6,201	(307)
Short-term debt derivatives not accounted for as hedges:
As liabilities	449	1.2995	583	(12)
Net mark-to-market debt derivative asset				1,086
Expenditure derivatives accounted for as cash flow hedges:
As liabilities	1,590	1.3421	2,134	(109)
Equity derivatives not accounted for as hedges:
As assets	—	—	238	34

Net mark-to-market asset				1,011
Below is a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31
(In millions of dollars)	2021	2020

Current asset	120	61
Long-term asset	1,431	1,378
	1,551	1,439

Current liability	(467)	(110)
Long-term liability	(189)	(318)
	(656)	(428)

Net mark-to-market asset	895	1,011

Analysis of age of financial assets that are past due but not impaired
Below is a summary of the aging of our customer accounts receivable, including financing receivables, net of the respective allowances for doubtful accounts.

	As at December 31
(In millions of dollars)	2021	2020

Customer accounts receivable
Unbilled financing receivables	2,646	1,806
Less than 30 days past billing date	895	793
30-60 days past billing date	214	207
61-90 days past billing date	89	66
Greater than 90 days past billing date	66	76

Total customer accounts receivable (net of allowances of $240 and $222, respectively)	3,910	2,948
Total contract assets (net of allowance of $3 and $28, respectively)	204	621

Total customer accounts receivable and contract assets	4,114	3,569

Below is a summary of the activity related to our allowance for doubtful accounts on total customer accounts receivable and contract assets.

	Years ended December 31
(In millions of dollars)	2021	2020

Balance, beginning of year	250	114
Allowance for doubtful accounts expense	155	307
Net use	(162)	(171)

Balance, end of year	243	250

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2021 and 2020.

December 31, 2021	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,200	2,200	2,200	—	—	—
Accounts payable and accrued liabilities	3,416	3,416	3,416	—	—	—
Long-term debt [1]	18,688	18,873	1,551	2,312	3,520	11,490
Lease liabilities	1,957	2,498	336	677	308	1,177
Other long-term financial liabilities	14	14	—	7	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,374	1,240	134	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,354)	(1,217)	(137)	—	—
Equity derivative instruments	—	(36)	(36)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,313	1,297	1,504	1,607	6,905
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(11,717)	(1,084)	(1,822)	(1,521)	(7,290)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,390	1,390	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,401)	(1,401)	—	—	—
Interest rate derivatives	—	243	243	—	—	—
Net carrying amount of derivatives (asset)	(895)
	25,380	26,813	7,935	2,675	3,916	12,287
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2020	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,221	1,221	1,221	—	—	—
Accounts payable and accrued liabilities	2,714	2,714	2,714	—	—	—
Long-term debt	18,201	18,373	1,450	3,274	1,490	12,159
Lease liabilities	1,835	2,353	278	647	300	1,128
Other long-term financial liabilities	22	22	—	14	2	6
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,134	1,305	829	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,024)	(1,222)	(802)	—	—
Equity derivative instruments	—	(34)	(34)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,114	86	2,516	937	7,575
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(11,702)	(81)	(2,772)	(891)	(7,958)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	585	585	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(573)	(573)	—	—	—
Net carrying amount of derivatives (asset)	(1,011)
	22,982	24,183	5,729	3,706	1,838	12,910
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2021.

(In millions of dollars)
2022	1,551
2023	1,712
2024	600
2025	886
2026 [1]	2,634
Thereafter	11,490
Total long-term debt	18,873
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2021.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	129	204	222	—	555
Purchase obligations [2]	327	192	85	19	623
Program rights [3]	659	1,151	824	1	2,635

Total commitments	1,115	1,547	1,131	20	3,813
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Disclosure of maturity analysis for derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2021 and 2020.

December 31, 2021	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,200	2,200	2,200	—	—	—
Accounts payable and accrued liabilities	3,416	3,416	3,416	—	—	—
Long-term debt [1]	18,688	18,873	1,551	2,312	3,520	11,490
Lease liabilities	1,957	2,498	336	677	308	1,177
Other long-term financial liabilities	14	14	—	7	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,374	1,240	134	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,354)	(1,217)	(137)	—	—
Equity derivative instruments	—	(36)	(36)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,313	1,297	1,504	1,607	6,905
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(11,717)	(1,084)	(1,822)	(1,521)	(7,290)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,390	1,390	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,401)	(1,401)	—	—	—
Interest rate derivatives	—	243	243	—	—	—
Net carrying amount of derivatives (asset)	(895)
	25,380	26,813	7,935	2,675	3,916	12,287
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2020	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,221	1,221	1,221	—	—	—
Accounts payable and accrued liabilities	2,714	2,714	2,714	—	—	—
Long-term debt	18,201	18,373	1,450	3,274	1,490	12,159
Lease liabilities	1,835	2,353	278	647	300	1,128
Other long-term financial liabilities	22	22	—	14	2	6
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,134	1,305	829	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,024)	(1,222)	(802)	—	—
Equity derivative instruments	—	(34)	(34)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,114	86	2,516	937	7,575
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(11,702)	(81)	(2,772)	(891)	(7,958)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	585	585	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(573)	(573)	—	—	—
Net carrying amount of derivatives (asset)	(1,011)
	22,982	24,183	5,729	3,706	1,838	12,910
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Summary of net interest payments
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2021 and 2020.

December 31, 2021	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	804	1,444	1,321	7,789

December 31, 2020	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	747	1,322	1,167	8,331

Sensitivity analysis for interest rate risk
Below is a sensitivity analysis for significant exposures with respect to our publicly traded investments, expenditure derivatives, debt derivatives, interest rate derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2021 and 2020 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2021	2020	2021	2020
Share price of publicly traded investments
$1 change	—	—	17	14
Debt derivatives
0.1% change in interest rates	—	—	46	—
Interest rate derivatives
0.1% change in interest rates	—	—	76	—
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	8	12
Floating interest rate senior notes
1% change in interest rates	7	7	—	—
Short-term borrowings
1% change in interest rates	16	9	—	—

Net cash proceeds (payments) on debt derivatives and forward contracts
Below is a summary of the net cash (payments) proceeds on debt derivatives.

	Years ended December 31
(In millions of dollars)	2021	2020

Proceeds on debt derivatives related to US commercial paper	2,911	5,542
Proceeds on debt derivatives related to credit facility borrowings	1,003	1,364
Total proceeds on debt derivatives	3,914	6,906

Payments on debt derivatives related to US commercial paper	(2,926)	(5,441)
Payments on debt derivatives related to credit facility borrowings	(1,005)	(1,385)
Total payments on debt derivatives	(3,931)	(6,826)

Net (payments) proceeds on settlement of debt derivatives	(17)	80

Changes in fair value of derivative instruments
Below is a summary of the changes in fair value of our derivative instruments for 2021 and 2020.

Year ended December 31, 2021	Debt derivatives (hedged)	Debt derivatives (unhedged)	Interest rate derivatives	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,098	(12)	—	(109)	34	1,011
Proceeds received from settlement of derivatives	—	(3,914)	(9)	(1,201)	(3)	(5,127)
Payment on derivatives settled	—	3,931	—	1,305	—	5,236
Increase (decrease) in fair value of derivatives	12	6	(234)	(14)	5	(225)

Derivative instruments, end of year	1,110	11	(243)	(19)	36	895

Mark-to-market asset	1,453	11	40	11	36	1,551
Mark-to-market liability	(343)	—	(283)	(30)	—	(656)

Mark-to-market asset (liability)	1,110	11	(243)	(19)	36	895

Year ended December 31, 2020	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,412	(29)	1	55	1,439
Proceeds received from settlement of derivatives	—	(6,906)	(1,261)	1	(8,166)
Payment on derivatives settled	—	6,826	1,221	—	8,047
(Decrease) increase in fair value of derivatives	(314)	97	(70)	(22)	(309)

Derivative instruments, end of year	1,098	(12)	(109)	34	1,011

Mark-to-market asset	1,405	—	—	34	1,439
Mark-to-market liability	(307)	(12)	(109)	—	(428)

Mark-to-market asset (liability)	1,098	(12)	(109)	34	1,011

Derivative instruments details
During 2021 and 2020, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2021			Year ended December 31, 2020
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	1,200	1.253	1,503	970	1.428	1,385
Debt derivatives settled	800	1.254	1,003	970	1.406	1,364
Net cash paid on settlement			(2)			(21)

US commercial paper program
Debt derivatives entered	2,568	1.260	3,235	3,316	1.329	4,406
Debt derivatives settled	2,312	1.259	2,911	4,091	1.330	5,441
Net cash (paid) received on settlement			(15)			101

We did not enter into any debt derivatives in 2021 on issued senior notes. We entered into US$2 billion of forward starting cross-currency swaps to hedge the foreign exchange and interest risk associated with debt instruments we expect to issue in the future related to the Transaction.

In 2020, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued (see note 21). Below is a summary of the debt derivatives we entered to hedge senior notes issued during 2020.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

2020 issuances
June 22, 2020	750	2022	USD LIBOR + 0.60%	0.955%	1,019
[1]    Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.

During 2021 and 2020, we entered and settled debt derivatives related to our outstanding lease liabilities as follows:

	Year ended December 31, 2021			Year ended December 31, 2020
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Debt derivatives entered	132	1.273	168	115	1.374	158
Debt derivatives settled	81	1.333	108	43	1.372	59
Below is a summary of the expenditure derivatives we entered and settled during 2021 and 2020 to manage foreign exchange risk related to certain forecast expenditures.

	Year ended December 31, 2021			Year ended December 31, 2020
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	438	1.244	545	1,560	1.343	2,095
Expenditure derivatives settled	960	1.360	1,306	940	1.299	1,221

Fair value measurement of assets
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2021	2020	2021	2020	2021	2020
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	1,581	1,535	1,581	1,535	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,453	1,405	—	—	1,453	1,405
Debt derivatives not accounted for as cash flow hedges	11	—	—	—	11	—
Interest rate derivatives accounted for as cash flow hedges	40	—	—	—	40	—
Expenditure derivatives accounted for as cash flow hedges	11	—	—	—	11	—
Equity derivatives not accounted for as cash flow hedges	36	34	—	—	36	34
Total financial assets	3,132	2,974	1,581	1,535	1,551	1,439

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	343	307	—	—	343	307
Debt derivatives not accounted for as hedges	—	12	—	—	—	12
Interest rate derivatives accounted for as cash flow hedges	283	—	—	—	283	—
Expenditure derivatives accounted for as cash flow hedges	30	109	—	—	30	109
Total financial liabilities	656	428	—	—	656	428

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2021		2020
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	18,688	20,790	18,201	22,006
[1]    Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.

Fair value measurement of liabilities
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2021	2020	2021	2020	2021	2020
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	1,581	1,535	1,581	1,535	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,453	1,405	—	—	1,453	1,405
Debt derivatives not accounted for as cash flow hedges	11	—	—	—	11	—
Interest rate derivatives accounted for as cash flow hedges	40	—	—	—	40	—
Expenditure derivatives accounted for as cash flow hedges	11	—	—	—	11	—
Equity derivatives not accounted for as cash flow hedges	36	34	—	—	36	34
Total financial assets	3,132	2,974	1,581	1,535	1,551	1,439

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	343	307	—	—	343	307
Debt derivatives not accounted for as hedges	—	12	—	—	—	12
Interest rate derivatives accounted for as cash flow hedges	283	—	—	—	283	—
Expenditure derivatives accounted for as cash flow hedges	30	109	—	—	30	109
Total financial liabilities	656	428	—	—	656	428

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2021		2020
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	18,688	20,790	18,201	22,006
[1]    Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.